Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013
Commitments and Contingencies [Abstract]
Rent expense	$ 10.7	$ 4.7	$ 1.0
Revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility term				5 years
Amount of revolving credit facility				250
Revolving credit facility, maturity date				Oct. 31, 2018
Amount borrowed under credit facility	$ 50